Goodwill - Goodwill, net (Details) (USD $)	Jun. 30, 2012	Mar. 31, 2012	Mar. 31, 2011	Jun. 30, 2003
Goodwill
Goodwill		$ 30,000	$ 30,000
Accumulated impairment	0	0	0
Goodwill, net	$ 30,000	$ 30,000	$ 30,000	$ 30,000